4. Property and Equipment (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 29, 2016	Feb. 28, 2017	Feb. 29, 2016	May 31, 2016	May 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 242	$ 205	$ 242	$ 331	$ 351